Document and Entity Information	Aug. 17, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001422142
Document Type	8-K
Document Period End Date	Aug. 17, 2021
Entity Registrant Name	AERPIO PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	9987 Carver Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45242
City Area Code	(513)
Local Phone Number	985-1920
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	ARPO
Entity Emerging Growth Company	true
Entity Ex Transition Period	true